Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

On July 3, 2025, AsiaStrategy SG announced an intention to make a tender offer with certain other offerors to acquire all the securities of DV8 Public Company Limited (“DV8”) (SET: DV8), a public company listed on The Stock Exchange of Thailand. The offer price for the ordinary shares is THB 0.56 (fifty-six satang) per share and the offer price for the warrants is THB 0.01 (one satang) per unit. The tender offer period ended on August 20, 2025 and the tender offer was completed on August 22, 2025, whereupon AsiaStrategy SG was allocated with the AsiaStrategy SG’s tender shares, being 114,638,700 target shares, for a total consideration of approximately THB 64.3 million (approximately $2.0 million), representing approximately 7.07% of the total issued and paid-up share capital of DV8. The investment in DV8 is measured at fair value, as its fair value is readily determinable. Gains and losses resulting from changes in fair value would be recognized in the consolidated statements of operations and comprehensive (loss) income. As of November 30, 2025, the fair value of the investment is THB 561.7 million (approximately $17.7 million).

On August 15, 2025, the Company entered into agreements with certain investors to issue convertible notes with an aggregate principal amount of $10,000,000, at a purchase price of $10,000,000. The notes bear an annual interest rate of 3.0% and the payment of accrued unpaid interest shall be made annually, the notes will mature three years from the Issuance Date (the “Maturity Date”). The holders of the convertible notes have the option to convert into the Company’s ordinary shares at an initial conversion price of $4.64 per share at any time commencing six months after the issuance date and terminating on the tenth trading day immediately preceding the Maturity Date. The conversion amount is defined as the portion of the outstanding principal elected to be converted by the holder, plus any accrued and unpaid interest on such principal up to, but excluding, the conversion date. Based on this, the maximum number of shares convertible under the notes would be 2,219,828, assuming the convertible amount equals the principal plus one year of unpaid interest. On October 13, 2025, the sales and purchase of the convertible notes were closed and the Company received gross proceeds of $10,000,000.

On August 27, 2025, the Company contributed $4.0 million to a portfolio investment managed by Asia Strategy Partners LLC (“ASP LLC”). ASP LLC is a Delaware limited liability company solely managed by SORA Ventures, which is ultimately controlled by Mr. Jason Kin Hoi Fang, who became the Group’s ultimate controlling shareholder in November 2025. Subsequently, on September 10, 2025, ASP LLC subscribed for 46,241,995 new ordinary shares and purchased from certain sellers 11,473,850 ordinary shares of Bitplanet Co., Ltd. (“Bitplanet”) (KOSDAQ: 049470, formerly known as SGA Co., Ltd.), a company listed on the Korea Securities Dealers Automated Quotations market. Following the completion of these transactions, ASP LLC held approximately 49.03% of the total ordinary shares of Bitplanet. Based on the Company’s capital contribution, the Group, through ASP LLC, accounted for a total of 5,728,620 ordinary shares of Bitplanet, representing approximately 4.87% of the total issued ordinary shares of Bitplanet. The investment in the portfolio managed by ASP LLC is measured at fair value, which is primarily determined by reference to the net asset value of ASP LLC at the measurement date. Gains and losses resulting from changes in fair value are recognized in the consolidated statements of operations and comprehensive (loss) income. As of November 30, 2025, the fair value of this portfolio investment was approximately KRW 7.5 billion (approximately $5.1 million).

On September 30, 2025, the Company acquired 30 bitcoins at a total cost of approximately USD 3.4 million. According to ASU 2023-08, Intangibles — Goodwill and Other — Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, requires all entities holding crypto assets that meet certain requirements to subsequently measure those in-scope crypto assets at fair value, with the remeasurement recorded in net income in the consolidated statements of operations and comprehensive (loss) income. As of November 30, 2025, the fair value of the 30 bitcoins is approximately $2.7 million.

The Group evaluated all events and transactions that occurred after June 30, 2025, other than the event disclosed above and elsewhere in these unaudited condensed consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s unaudited condensed consolidated financial statements.